Global Equity Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI World Value Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.79%	11.35%	9.23%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	18.13%	10.12%	8.34%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	17.91%	9.89%	8.13%
NAV
Prospectus [Line Items]
Average Annual Return, Percent	18.20%	10.17%	8.39%